REVENUE (Tables)	12 Months Ended
Apr. 30, 2026
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

Disaggregation of revenue based on the timing of revenue recognition was as follows:

Timing of revenue recognition	2026	2025	2024
Revenue recognized at a point in time	$1,511,899	$1,472,590	$24,359
Revenue recognized over time	55,000	-	-
Total revenue	$1,566,899	$1,472,590	$24,359